Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,625,000
Previously Paid Amount	0.00
Total Fee Amount	224.41
Total Offset Amount	0.00
Net Fee	224.41
Narrative - Max Aggregate Offering Price	$ 1,625,000
Final Prospectus	true